Benefit Plans - Summary of Changes in Defined Benefit Obligations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		$ 903
Ending balance		1,597	$ 903
Defined Benefit Obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		49,884
Ending balance		58,018	49,884
Defined Benefit Obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		49,884	36,397
Service costs		3,559	2,452
Interest expense		705	826
Contributions by participants		4,408	4,662
Actuarial losses		6,484	2,227
Other	[1]	302	4,754
Benefits paid		(3,530)	(5,619)
Translation differences		(3,794)	4,185
Ending balance		$ 58,018	$ 49,884

[1]	These amounts relate to the plan assets and defined benefit obligations of employees with seasonal contracts who do not have active contracts with the Group as of December 31 of the respective period.